UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626 )

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (167.3%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$411,232

Arizona (4.7%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A,
5s, 1/1/15 (SEG)	AA-	3,890,000	4,053,575
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	750,000	841,883
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	950,000	1,038,274
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26 (acquired
4/19/00, cost $409,163) (RES)	BB+/P	455,000	463,449
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5s, 5/15/26	A-	800,000	827,904
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	570,000	551,407
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	500,000	483,420
			8,259,912

Arkansas (1.1%)
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,000,000	1,011,560
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	200,000	199,988
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	500,000	496,660
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	250,000	251,240
			1,959,448

California (27.3%)
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/26	Aaa	1,195,000	492,639
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1),
Class 1, 5s, 9/1/27	BB-/P	415,000	409,804
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	Aaa	1,000,000	481,650
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	450,000	461,894
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,250,000	1,250,925
CA State G.O. Bonds, 5 1/8s, 4/1/23	A1	500,000	521,875
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	1,000,000	1,041,720
CA State Pub. Wks. Board Rev. Bonds (Dept. of Hlth.
Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/22	Aaa	1,810,000	1,885,568
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Huntington
Memorial Hosp.), 5s, 7/1/21	A+	250,000	255,228
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,760,535
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	250,000	246,665
Chula Vista COP, MBIA, 5s, 8/1/32	Aaa	4,000,000	4,126,040
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	635,000	646,240
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/24	Aaa	1,400,000	634,648
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	534,246
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	BBB	1,000,000	934,010
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	85,000	85,888

Ser. A-1, 4 1/2s, 6/1/27	BBB	625,000	591,206
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Works),
5 3/4s, 8/10/18	AAA	6,000,000	6,733,918
Rincon Valley, Unified Elementary School Dist. G.O.
Bonds (Election of 2004), FGIC, zero %, 8/1/30	Aaa	1,500,000	505,110
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1
-Westpark), 5 1/4s, 9/1/25	BB/P	875,000	884,144
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No. 1
- Fiddyment Ranch), Ser. 1, 5s, 9/1/20	BB/P	200,000	197,912
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/29	BB/P	1,185,000	1,184,953
Sacramento, City Unified School Dist. G.O. Bonds
(Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,070,200
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
MBIA, 6 1/2s, 8/1/17	Aaa	5,000,000	5,725,900
San Diego Cnty., COP, AMBAC
5 5/8s, 9/1/12	Aaa	6,000,000	6,237,660
5 1/2s, 9/1/07	AAA	6,000,000	6,008,460
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	750,000	152,198
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	715,000	763,263
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,300,000	1,302,652
			48,127,151

Colorado (0.6%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	100,000	102,499
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	535,000	554,458
(Evangelical Lutheran), 5s, 6/1/29	A3	340,000	341,663
			998,620

Delaware (1.0%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,500,000	1,492,665
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	200,000	197,030
			1,689,695

District of Columbia (3.2%)
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/28	Aaa	5,550,000	5,718,609

Florida (5.1%)
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	175,000	173,080
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	695,000	702,423
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/20	BBB+	2,000,000	2,055,320
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,000,000	1,045,960
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	543,145
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	790,000	822,311
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	640,000	639,437
Split Pine, Cmnty. Dev. Dist. Special Assmt., Ser. A,
5 1/4s, 5/1/39	BB-/P	500,000	460,940
St. Lucie Cnty., School Board COP (Master Lease), Ser.
A, FSA, 5s, 7/1/26	Aaa	1,965,000	2,030,985
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	150,000	147,371
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	360,000	356,566
			8,977,538

Georgia (5.8%)
Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	3,000,000	3,105,210
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, FSA, 5s, 11/1/24	Aaa	4,000,000	4,185,120
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	900,000	947,133
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	995,000	1,000,144
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds
(Intl. Paper Co.), Ser. A, 5.1s, 8/1/14	BBB	1,000,000	1,012,900
			10,250,507

Hawaii (0.2%)
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	280,000	286,896

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	505,000	506,959

Illinois (4.6%)
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,358,698
Lake Cnty., Cmnty. Construction G.O. Bonds
(School Dist. No. 024 Millburn), FGIC, zero %, 1/1/22	Aaa	2,440,000	1,266,921
(School Dist. No. 073 Hawthorn), FGIC, zero %, 12/1/20	Aaa	1,650,000	895,323
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), MBIA, 5s, 12/15/28	Aaa	1,770,000	1,816,923
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	600,000	582,900
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
MBIA, zero %, 4/1/21	Aaa	2,230,000	1,201,279
			8,122,044

Indiana (7.9%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	120,000	120,540
Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA,
5s, 1/15/26	Aaa	2,000,000	2,076,760
Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC,
5s, 7/15/24	Aaa	3,000,000	3,108,570
GCS School Bldg. Corp. Rev. Bonds (First Mtg.), FSA,
5s, 7/15/26	Aaa	1,000,000	1,031,970
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	2,695,000	2,791,023
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,100,000	2,154,033
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,564,025
			13,846,921

Iowa (1.3%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	840,000	1,008,932
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BBB-/F	605,000	617,493
(Wartburg), Ser. A, 5s, 10/1/21	BBB-/F	605,000	617,820
			2,244,245

Kansas (0.3%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	260,645
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.), 5s,
10/1/16	A1	300,000	313,050
			573,695

Louisiana (4.0%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	950,000	968,649
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	350,000	359,783
LA State Office Fac. Corp. Lease Rev. Bonds (Capitol
Complex), Ser. A, MBIA
5 1/2s, 3/1/13	Aaa	2,000,000	2,068,200
5 1/2s, 3/1/12	Aaa	3,440,000	3,557,820
			6,954,452

Maine (0.4%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	600,000	651,564

Maryland (0.2%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/22	BBB+	425,000	429,114

Massachusetts (3.4%)
MA State Dev. Fin. Agcy. Rev. Bonds (Linden Ponds,
Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	510,000	518,364
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	140,000	146,191
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,997,644
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,385,462
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,800,000	1,917,180
			5,964,841

Michigan (6.9%)
Detroit, G.O. Bonds, Ser. A, FGIC, 5s, 7/1/30	Aaa	4,505,000	4,605,867
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	528,755
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,042,010
(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	1,575,000	1,599,318
(Hosp. Sparrow), 5s, 11/15/23	A1	1,370,000	1,390,824
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,194,648
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22

(Prerefunded)	AAA/P	1,650,000	1,855,376
			12,216,798

Minnesota (2.6%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	3,000,000	3,019,050
MN State Higher Ed. Fac. Auth. Rev. Bonds (U. of St.
Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	519,555
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
B, 5s, 7/1/34	AA+	555,000	565,823
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	450,000	487,922
			4,592,350

Mississippi (1.2%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	1,000,000	1,001,820
5 7/8s, 4/1/22	BBB	580,000	580,655
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	490,000	501,824
			2,084,299

Missouri (4.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,750,000	1,844,220
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	2,500,000	2,570,450
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.66s, 6/1/22	VMIG1	1,870,000	1,870,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AAA	615,000	654,458
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	545,000	569,394
			7,508,522

Nevada (5.8%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,505,000	3,644,219
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,204,750
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	704,172
Henderson, Local Impt. Dist. Special Assmt.
(No. T-16), 5 1/8s, 3/1/25	BB/P	200,000	198,960
(No. T-16), 5.1s, 3/1/21	BB/P	310,000	310,471
(No. T-17), 5s, 9/1/25	BB/P	175,000	169,925
			10,232,497

New Jersey (8.6%)
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Terminal), MBIA, 5 1/4s, 1/1/20 (Prerefunded)	Aaa	1,000,000	1,074,130
NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,500,000	1,604,130
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	2,000,000	2,088,940
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Hunterdon
Med. Ctr.), Ser. B
5s, 7/1/20	A-	575,000	589,944
5s, 7/1/18	A-	520,000	535,044
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,200,000	1,887,186
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness
Hlth. Care Ctr.), AMBAC
5s, 5/1/25	Aaa	2,505,000	2,600,916
5s, 5/1/24	Aaa	2,385,000	2,477,896
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	1,150,000	1,318,659
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,070,000	1,026,601
			15,203,446

New Mexico (0.7%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,
9/1/33	AAA	725,000	749,802
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	500,000	528,115
			1,277,917

New York (9.1%)
Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	Aaa	1,000,000	1,065,280
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	500,000	515,480
NY City, G.O. Bonds, Ser. J/J-1, 5s, 6/1/21	AA	1,000,000	1,047,170
NY City, City Transitional Fin. Auth. Rev. Bonds,
AMBAC, 5 1/4s, 8/1/15	Aaa	1,000,000	1,061,660
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	521,880

NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	400,000	420,332
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	770,000	826,526
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	2,100,000	2,155,524
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB+	200,000	195,600
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,564,890
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,043,780
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 06/30/04, cost
$827,862) (RES)	BB/P	800,000	827,832
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	1,500,000	1,539,345
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A,
5s, 1/1/32 (Prerefunded)	AAA	2,125,000	2,229,359
			16,014,658

North Carolina (0.9%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,500,000	1,595,745

Ohio (6.7%)
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	5,700,000	5,926,746
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	500,000	496,565
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/25	Aaa	1,355,000	1,415,569
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/30	Aa2	525,000	531,552
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,083,240
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,326,509
			11,780,181

Oklahoma (0.6%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	950,000	993,358

Pennsylvania (9.3%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Pittsburgh Mercy Hlth. Syst.), AMBAC, 5 5/8s, 8/15/26
(Prerefunded)	Aaa	5,000,000	5,099,700
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	460,000	463,703
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	575,000	589,226
Hempfield, Area School Dist. G.O. Bonds (Westmoreland
Cnty.), Ser. A, FGIC, 5 1/4s, 3/15/21 (Prerefunded)	Aaa	4,000,000	4,324,840
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,630,275
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,013,510
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	700,000	703,640
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia U.)
5s, 6/1/30	Baa2	690,000	692,615
5s, 6/1/22	Baa2	260,000	263,003
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,120,000	1,218,112
5 7/8s, 12/1/31	A	330,000	347,965
			16,346,589

Puerto Rico (0.1%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	Baa3	200,000	210,182

Rhode Island (0.1%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	209,454

South Carolina (7.6%)
Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	500,000	518,175
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37 (Prerefunded)	A+	750,000	815,880
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/23	A+	500,000	504,355
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded)	Baa1	1,110,000	1,226,661
6s, 8/1/20 (Prerefunded)	Baa1	140,000	154,714

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	5,000,000	5,160,150
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	2,135,000	2,387,699
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	Aaa	2,460,000	2,565,042
			13,332,676

South Dakota (1.1%)
SD Edl. Enhancement Funding Corp. SD Tobaccco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	450,000	481,545
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	502,020
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford
Hlth.)
5s, 11/1/21	AA-	250,000	255,988
5s, 11/1/19	AA-	595,000	613,481
			1,853,034

Tennessee (2.0%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	2,750,000	3,140,555
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	430,000	428,181
			3,568,736

Texas (13.6%)
Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (St.
Luke's Hlth. Syst.), FSA, 6.1s, 11/15/23 (Prerefunded)	Aaa	4,000,000	4,150,120
Cedar Hill, Indpt. School Dist. G.O. Bonds (School
Impt.), FGIC, zero %, 8/15/31	Aaa	6,045,000	1,924,305
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/26	Aaa	2,020,000	2,082,357
El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG,
5 1/4s, 8/15/21	AAA	2,345,000	2,489,171
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	765,128
Leander, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/15	AAA	6,650,000	4,732,340
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	720,000	732,420
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	500,000	492,475
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa	2,000,000	2,046,800
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC, 5 1/4s, 2/15/25	AAA	1,280,000	1,360,064
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,000,000	2,052,500
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,056,830
			23,884,510

Utah (1.1%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	AAA	2,000,000	2,004,780

Virginia (2.8%)
Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp
Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3	500,000	505,650
Front Royal & Warren Cnty., Indl. Dev. Auth. Lease
Rev. Bonds (School Cap. Impt.), Ser. B, FSA, 5s, 4/1/29	Aaa	2,500,000	2,585,650
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	1,000,000	1,053,640
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp. Hlth. Syst.), 5 1/4s, 6/15/26	A3	750,000	775,740
			4,920,680

Washington (5.3%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	A2	4,000,000	4,006,280
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,175,000	1,258,214
WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B,
MBIA, 5s, 7/1/24	Aaa	4,000,000	4,156,040
			9,420,534

West Virginia (0.8%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	1,300,000	1,329,471

Wisconsin (4.6%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 6 3/8s, 6/1/32	BBB	2,500,000	2,706,825
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	2,600,000	2,842,476
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A-	2,400,000	2,600,880

8,150,181

TOTAL INVESTMENTS

Total investments (cost $284,619,140)(b)	$294,704,041

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	140	$15,010,625	Sep-07	$(278,070)

NOTES

(a) Percentages indicated are based on net assets of $ 176,179,522.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $284,600,801 resulting in gross unrealized appreciation and depreciation of $11,406,087 and $1,302,847 respectively, or net unrealized appreciation of $10,103,240.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2007 was $1,291,281 or 0.4% of net assets.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN) are the current interest rates at July 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry concentrations greater than 10% at July 31, 2007 (as a percentage of net assets):

Health Care	24.3%
Local Government	23.0
Utilities	13.9

The fund had the following insurance concentrations greater than 10% at July 31, 2007 (as a percentage of net assets):

AMBAC	14.3%
FGIC	12.2
MBIA	10.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007